Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Parenthetical) (Detail) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 23.91	$ 28.34	$ 36.75	$ 36.75
Minimum [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	14.25
Minimum [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range		14.25
Minimum [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range			14.25
Maximum [Member] | Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range	$ 87.45
Maximum [Member] | Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range		$ 87.45
Maximum [Member] | Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range			$ 87.45